Summary of principle accounting policies - Dividends and treasury shares (Details) ¥ in Thousands, $ in Millions		12 Months Ended
	Sep. 28, 2021 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Sep. 18, 2023 USD ($)	Sep. 28, 2022 USD ($)
Summary of principal accounting policies
Dividends | ¥		¥ 0	¥ 0	¥ 0
Share repurchase program duration	12 months
Treasury stock authorized to repurchase | $	$ 50.0				$ 50.0	$ 50.0